May 30, 2023
VIA EDGAR
The United States Securities and
 Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:
Nationwide Life and Annuity Insurance Company
Registration of Individual Flexible Premium Adjustable Variable and Fixed Universal Life Insurance Policies
Form N-6 Offered through Nationwide VL Separate Account-G
Ladies and Gentlemen:
On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account-G (the "Variable Account") we are filing an original registration statement on Form N-6 under Securities Act of 1933 ("1933 Act") for the purpose of registering Individual Flexible Premium Adjustable Variable and Fixed Universal Life Insurance Policies to be offered through the Variable Account.
The registration statement contains three prospectuses representing variation by financial intermediary:
(1)
Nationwide® Variable Universal Life Protector II is the "base" version.
(2)
Nationwide® Variable Universal Life Protector II-Series H is the same as the "base" version except that it adds disclosure in the Charges for Early Withdrawals section of the Key Information Table and the Surrender Charge narrative disclosure about policies issued with no surrender charge.
(3)
Nationwide® Variable Universal Life Protector II-Series E is the same as the "base" version except that it removes all disclosure and reference to the Accelerated Death Benefit for Chronic Illness Rider, which will not be offered with this version.
Nationwide respectfully requests selective review of the "base" version prospectus. The attached registration statement closely follows effective registration statement #333-215169, effective May 9, 2017 Accession No. 0001193125-17-162430, and addresses Staff comments received, as applicable as of the date of this submission.
The following is a list of items included in registration statement #333-215169 that have been removed in their entirety, including all related defined terms and references, in the attached registration statement:
•
Overloan Lapse Protection Rider
•
Children’s Term Insurance Rider
•
Long-Term Care Rider
•
Spouse Life Insurance Rider
•
Accidental Death Benefit Rider
•
Additional Term Insurance Rider
•
Indexed Interest Strategies
In addition, the following items have been revised, including addition of defined terms and related content:
•
The Extended No-Lapse Guarantee Rider has been modified to:
•
require the election of Death Benefit Option 1
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

•
replace the Rider’s cost of insurance charge with a percent of Premium charge and a percent of Sub-Account charge
•
add a new optional benefit to the Rider narrative, Other Benefits Available Under the Policy, and related defined terms to the Glossary, the "Advantage Program" which provides a reduction to one of the no-lapse guarantee charge factor rates if the feature’s terms are met
•
Terminology in the Guaranteed Policy Continuation provision has been revised to match the terms used in the Extended No-Lapse Guarantee Rider.
•
The Maturity Date Extension provision has been revised to reflect current offering standards for new products.
Information about the funds that will be offered in these products will be populated in a pre-effective amendment: Appendix A: Underlying Mutual Funds Available Under the Policy, Extended No-Lapse Guarantee Rider Investment Options, Important Information You Should Consider About the Policy, and Fee Table sections of the prospectuses.
This filing is being made electronically via EDGAR in accordance with Regulation S-T.
A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is attached as an exhibit to the registration statement. An original power of attorney is on file with Nationwide. Nationwide will maintain manually executed copies of the registration statement.
Please contact me direct at (614) 677-8210 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life and Annuity Insurance Company
/s/ Brian Burke
Brian Burke
Counsel
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies